--------------------------------------------------------------------------------
                        CHAIRMAN'S LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



Dear Shareholder:

      As we enter our fourth year of operation, I would like to take this opportunity to thank our long-time shareholders for their continued loyalty and welcome those of you who are newcomers to the Fund. Our basic philosophy remains unchanged -- utilize the CAN-SLIM discipline to seek out the finest growth companies in our investment universe.

      In fiscal 1996, we posted an average annual total return of 37.38%*, placing us among the elite funds in our peer group. This marked our best year to date by a large margin.

      These results were gratifying when compared to other important measures. According to figures compiled by Morningstar, The New USA Mutual Fund generated a 35.97%* average annual total return for the 12 months ended December 31, 1995, which compared favorably to the average 28.07% load adjusted total return of the 770 Growth funds in our universe. Overall, we ranked 42nd out of these 770 Growth funds in calendar 1995 based on total return, placing us in the top 6% (this ranking does not take sales charges into account).

      While our basic strategy remains unchanged for 1996, be assured that we are not resting on our recent achievements. New USA Research & Management Co. utilizes some of the most sophisticated database tools in the industry, a number of which are proprietary. Using these tools as a foundation, we are continuously exploring new ways to enhance our long-term performance.

      Although we can't predict the nature of the financial markets during this election year, we can be fairly certain that politicians and media sources will serve up a particularly heavy dose of negative commentary over the next twelve months. Because we make it our goal to search out the best companies in American business, our view of the U.S. and its economy is quite different from the one offered by these purveyors of "doom and gloom."

      What we see is a country facing mild inflationary and recessionary pressures, blessed with a steady stream of innovative and dynamic companies, and a leadership position in many key areas of business and technology. From this vantage point, we have little doubt that (over time) the U.S. equity markets will continue to offer a robust selection of attractive growth companies. We look forward to seeking out and investing in these types of companies on behalf of our shareholders.

Sincerely,


/s/ William J. O'Neil
---------------------
William J. O'Neil
Chairman

--------------------------------------------------------------------------------
* The Fund's average annual total return from its inception date (4-29-92) to 12-31-95 was 12.75% and to 1-31-96 was 11.11%. All Fund returns quoted include the deduction of the maximum 5% sales charge. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original costs.

The Fund's Distributor is William O'Neil + Co. Incorporated, a member of the NYSE, NASD and SIPC.

--------------------------------------------------------------------------------
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

LOOKING BACK AT 1995

After a slow start during the first three months of 1995, our large positions in technology started to pay off as the year progressed. We concentrated a majority of our assets in Semiconductor Manufacturers and Semiconductor Equipment stocks in the spring and sold these holdings with big gains in late August as they began to top. Our strength during the latter part of the year came from our timely move into Internet-related stocks such as Netscape, Spyglass and C Cube Microsystems (1.02%, 1.22% and 8.28% of net assets, respectively, as of November 15, 1995). We were up 35.97%* in calendar 1995, with our performance rather evenly divided between each half of the year.

THE PRESENT YEAR - 1996

Our stocks did so well during 1995 (particularly during the fourth quarter) that many of our holdings spent the early part of 1996 moving sideways. In addition, the market's strength during the first two months of 1996 was concentrated in the largest capitalization stocks, which drove the Dow up 8.2%, but had less of an influence on the NASDAQ market (where we have our heaviest concentration of names). During this period, the NASDAQ rose only 3.2%. Although we expect to see greater volatility in the market than last year, we feel the bull market will last through the end of 1996. We continue to be fully invested and have spread our assets among 108 stocks.

SECTOR OVERVIEW

Currently, our largest group holdings are in Computer Software (16.61% of net assets), Medical/Ethical Drugs (6.31%), Medical/Biomedics/Genetics (5.90%) and Telecommunications Equipment (5.73%). Most of the computer software stocks we own are participating in the rapid movement of information and business data across networks and the Internet. Other holdings include: Cisco Systems (1.24%) and Fore Systems (1.14%), which are helping to speed the flow of data between multiple locations; and McAfee Associates (2.06%), which is helping to protect computers and networks from computer viruses.

In the medical arena we own stocks like Elan PLC ADR (2.61%), which has unique drug delivery systems; Biochem Pharmaceutical (2.50%), which is developing drugs for the treatment of Aids and Hepatitis B; and Renal Treatment Centers (2.06%), which is one of the largest operators and consolidators of kidney dialysis centers in the U.S.

OUTLOOK FOR THE FUTURE

Regardless of who wins the Presidency in November, interest rate trends will continue to exert a major influence on the financial markets. If the economy continues to muddle along, rates will stay the same or decline -- which is good for stocks. The huge inflow of money by individuals into mutual funds should also support the market. No matter what the scenario, we plan to use our CAN-SLIM discipline to search for the best entrepreneurial and innovative companies in the stock market. If favorable market conditions prevail through the end of 1996, we think that The New USA Mutual Fund can be an excellent investment vehicle, as well as an attractive way to participate in the ownership of many of today's most dynamic growth companies.

Sincerely,


/s/ David Ryan
---------------------------------------
David Ryan
Portfolio Manager/Senior Vice President
March 4, 1996


--------------------------------------------------------------------------------

* The Fund's average annual total return from its inception date (4-29-92) to 12-31-95 was 12.75% and to 1-31-96 was 11.11%. All Fund returns quoted include the deduction of the maximum 5% sales charge. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

The Fund's Distributor is William O'Neil + Co. Incorporated, a member of the NYSE, NASD and SIPC.

--------------------------------------------------------------------------------
                     MANAGEMENT'S DISCUSSION AND ANALYSIS:
                                INDEX COMPARISON
--------------------------------------------------------------------------------

               COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN
                   THE NEW USA MUTUAL FUND* AND THE S&P 500*

                From April 29, 1992 (commencement of operations)
                            through January 31, 1996


                                 The New USA
                                 Mutual Fund            S&P 500

        04/29/92                     9.5                 10
        01/29/93                    10.45                10.8925
        01/31/94                    11.3821              12.2955
        01/31/95                    10.2781              12.3606
        01/31/96                    14.8631              17.1392

                                Fiscal Year-Ends

                         AVERAGE ANNUAL TOTAL RETURNS**
                          YEAR ENDED JANUARY 31, 1996

                                                      Past 1 year
                                                      -----------
The New USA Mutual Fund                                  44.61%
The New USA Mutual Fund
   (inc. max. 5% front-end load)                         37.38%
S&P 500                                                  38.66%

--------------------------------------------------------------------------------

* Performance graph for The New USA Mutual Fund includes deduction of the maximum 5% front-end load. The S&P 500 return assumes no transaction costs.

** "Total Return" is calculated including reinvestment of all income dividends and capital gains distributions. Past performance results shown in this report should not be considered a representation of future performance.

--------------------------------------------------------------------------------
THE NEW USA MUTUAL FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
       SHARES                                                                        MARKET
        HELD                                                                         VALUE
------------------------------------------------------------------------------------------------
                COMMON STOCKS - 110.55%
                AEROSPACE/DEFENSE - 2.41%
       57,500   Boeing Co.......................................................     $ 4,463,437
                                                                                     -----------

                AEROSPACE/DEFENSE
                  EQUIPMENT - 0.81%
       37,500   Precision Castparts Corp........................................       1,495,313
                                                                                     -----------

                BUILDING/RESIDENTIAL/
                  COMMERCIAL - 2.10%
       75,000   Continental Homes
                  Holding Corp..................................................       1,650,000
       30,000   Newhall Land & Farming
                  Co. California................................................         532,500
       25,000   Palm Harbor Homes Inc.+.........................................         523,438
       60,000   Toll Brothers Inc.+.............................................       1,170,000
                                                                                     -----------
                                                                                       3,875,938
                                                                                     -----------

                BUILDING-MOBILE/
                  MANUFACTURING & RV - 3.66%
       45,000   Clayton Homes Inc...............................................         900,000
       75,000   Oakwood Homes Corp..............................................       3,356,250
       72,500   Redman Industries New+..........................................       2,510,312
                                                                                     -----------
                                                                                       6,766,562
                                                                                     -----------

                CHEMICALS/SPECIALTY - 1.07%
       26,000   Cytec Industries Inc.+..........................................       1,982,500
                                                                                     -----------

                COMMERCIAL SERVICES/
                  ADVERTISING - 0.19%
        5,000   Catalina Marketing Corp.+.......................................         353,750
                                                                                     -----------

                COMMERCIAL SERVICES/
                  MISCELLANEOUS - 1.33%
       20,000   APAC Teleservices Inc.+.........................................         915,000
        5,000   Clintrials Research Inc.+.......................................         135,625
       47,000   Copart Inc.+....................................................       1,398,250
                                                                                     -----------
                                                                                       2,448,875
                                                                                     -----------

                COMMERCIAL SERVICES/
                  PRINTING TRADE - 0.90%
       25,000   Cadmus Communications
                  Corp..........................................................         715,625
       20,000   Oracle Systems Corp.+...........................................         955,000
                                                                                     -----------
                                                                                       1,670,625
                                                                                     -----------

                COMMERCIAL SERVICES/
                  SCHOOLS - 1.13%
      125,200   Youth Services Inc.+............................................     $ 2,097,100
                                                                                     -----------

                COMMERCIAL SERVICES/SECURITY/
                  SAFETY - 1.00%
       30,000   Corrections Corp.
                  America+......................................................       1,278,750
       20,000   Wackenhut Corrections
                  Corp.+........................................................         565,000
                                                                                     -----------
                                                                                       1,843,750
                                                                                     -----------
                COMPUTER/GRAPHICS - 0.01%
        1,000   Visioneer Communications
                  Inc.+.........................................................          22,000
                                                                                     -----------

                COMPUTER/INTEGRATED
                  SYSTEMS - 6.46%
       70,000   Brooktrout Technology Inc.+.....................................       2,186,406
       44,000   HCIA Inc.+......................................................       2,453,000
       15,000   Kronos Inc.+....................................................         510,000
       30,000   Medic Computer Systems
                  Inc.+.........................................................       1,702,500
       31,000   Netscape Communications
                  Corp.+........................................................       5,091,750
                                                                                     -----------
                                                                                      11,943,656
                                                                                     -----------

                COMPUTER/LOCAL AREA
                  NETWORKS - 0.61%
        2,000   Ascend Communications
                  Inc.+.........................................................          77,750
        8,000   Cisco Systems Inc.+.............................................         666,000
       20,000   Netstar Inc.+...................................................         382,500
                                                                                     -----------
                                                                                       1,126,250
                                                                                     -----------

                COMPUTER/MEMORY
                DEVICES - 3.48%
       92,300   C Cube Microsystems Inc.+.......................................       5,538,000
       15,000   Seagate Technology +............................................         888,750
                                                                                     -----------
                                                                                       6,426,750
                                                                                     -----------

                COMPUTER/MINI/MICRO - 3.17%
       52,500   Digital Equipment Corp.+........................................       3,799,688
       45,000   Sun Microsystems Inc.+..........................................       2,070,000
                                                                                     -----------
                                                                                       5,869,688
                                                                                     -----------




The accompanying notes are an integral part of this statement.

-----------------------------------------------------------------------------------------------
       SHARES                                                                        MARKET
        HELD                                                                         VALUE
-----------------------------------------------------------------------------------------------
                COMPUTER/PERIPHERAL
                EQUIPMENT - 0.52%
        2,500   Adaptec Inc.+...................................................     $  110,000
       15,000   Security Dynamics +.............................................        858,750
                                                                                     ----------
                                                                                        968,750
                                                                                     ----------

                COMPUTER/SERVICES - 3.38%
        8,000   Gartner Group Inc. Cl A+........................................        442,000
       69,100   HBO & Co........................................................      5,804,400
                                                                                     ----------
                                                                                      6,246,400
                                                                                     ----------

                COMPUTER/SOFTWARE - 3.73%
       18,000   Business Objects S A, ADR+......................................        828,000
       11,500   Cambridge Technology
                  Partners M+...................................................        569,250
       15,000   CBT Group Public Limited+.......................................        813,750
       35,000   Cognos Inc.+....................................................      1,386,875
        5,000   Epic Design
                  Technology Inc.+..............................................        150,000
       25,000   HNC Software Inc.+..............................................      1,450,000
        1,000   Open Text Corp.+................................................         16,625
        7,200   Peoplesoft Inc.+................................................        342,000
       50,800   Physicians Computer
                  Network Inc.+.................................................        552,450
       28,000   Structural Dynamics Research
                  Corp.+........................................................        780,500
                                                                                     ----------
                                                                                      6,889,450
                                                                                     ----------

                COSMETICS/PERSONAL
                  CARE - 0.78%
       45,000   Natures Sunshine
                  Products Inc..................................................      1,440,000
                                                                                     ----------

                ELECTRONICS/MEASURING
                  INSTRUMENTS - 0.30%
       29,600   Thermo Voltek Corp.+............................................        558,700
                                                                                     ----------

                ELECTRONICS/MILITARY
                  SYSTEMS - 0.37%
       25,000   Logicon Inc.....................................................        684,375
                                                                                     ----------

                ELECTRONICS/MISCELLANEOUS/
                  COMPONENTS - 0.71%
       15,000   Chicago Miniature
                  Lamp Inc.+....................................................        408,750
       30,000   Thermolase Corp.+...............................................        896,250
                                                                                     ----------
                                                                                      1,305,000
                                                                                     ----------

                ELECTRONICS/SEMICONDUCTOR
                  MANUFACTURING - 2.70%
       55,000   Altera Corp.+...................................................     $3,623,125
       14,000   Maxim Integrated
                  Products Inc.+................................................        497,000
       15,000   Oak Technology +................................................        750,000
       10,000   Supertex Inc.+..................................................        125,000
                                                                                     ----------
                                                                                      4,995,125
                                                                                     ----------

                FINANCIAL SERVICES/
                  MISCELLANEOUS - 3.67%
       53,600   Fila Holdings Spa ADR...........................................      2,599,600
       92,300   Medaphis Corp.+.................................................      3,692,000
       10,000   Sunamerica Inc..................................................        492,500
                                                                                     ----------
                                                                                      6,784,100
                                                                                     ----------

                INSTRUMENTS/SCIENTIFIC - 2.68%
      204,000   Input/Output Inc.+..............................................      4,947,000
                                                                                     ----------

                INSURANCE/ACCIDENT &
                  HEALTH - 0.31%
       25,500   United Insurance Cos.
                  Inc.+.........................................................        586,500
                                                                                     ----------

                INSURANCE/DIVERSIFIED - 0.18%
        5,000   Travelers Group Inc.............................................        328,750
                                                                                     ----------

                INSURANCE/PROPERTY/
                  CASUALTY/TITLE - 1.07%
       67,500   Vesta Insurance Group Inc.......................................      1,974,375
                                                                                     ----------

                LASERS/SYSTEMS/
                  COMPONENTS - 0.12%
        5,000   Coherent Inc.+..................................................        228,125
                                                                                     ----------

                LEISURE/GAMING - 0.89%
       55,000   Grand Casinos Inc.+.............................................      1,643,125
                                                                                     ----------

                LEISURE/HOTELS & MOTELS - 0.48%
       30,000   Studio Plus America Inc.+.......................................        892,500
                                                                                     ----------

                LEISURE/MOVIES - 1.58%
      100,900   Regal Cinemas Inc.+.............................................      2,926,100
                                                                                     ----------

                MACHINERY/FARM - 0.51%
       20,000   Case Corp.......................................................        947,500
                                                                                     ----------




The accompanying notes are an integral part of this statement.

-----------------------------------------------------------------------------------------------
       SHARES                                                                        MARKET
        HELD                                                                         VALUE
-----------------------------------------------------------------------------------------------
                MEDIA/BOOKS - 0.25%
       17,500   Educational Development
                  Corp.+........................................................     $   455,000
                                                                                     -----------

                MEDICAL/BIOMED/
                  GENETICS - 11.30%
       10,500   Agouron Pharmaceuticals
                  Inc.+.........................................................         441,000
       66,500   Amgen Inc.+.....................................................       3,998,312
      140,800   Biochem Pharmaceuticals
                  Inc.+.........................................................       6,195,200
       35,000   Celgene Corp.+..................................................         538,125
       48,000   Centocor Inc.+..................................................       1,644,000
       43,000   Chiron Corp.+...................................................       4,945,000
       20,000   Curative Technologies Inc.+.....................................         387,500
       65,000   Immulogic Pharmaceutical
                  Corp.+........................................................       1,275,625
       50,000   Liposome Inc.+..................................................       1,200,000
       10,000   Sequana Therapeutics Inc.+......................................         261,250
                                                                                     -----------
                                                                                      20,886,012
                                                                                     -----------

                MEDICAL/DENTAL
                  SUPPLIES - 0.73%
       10,000   Fresenius USA Inc.+.............................................         217,500
       40,000   Mentor Corp.....................................................       1,125,000
                                                                                     -----------
                                                                                       1,342,500
                                                                                     -----------

                MEDICAL/DRUGS - 1.77%
       85,000   Dura Pharmaceuticals Inc.+......................................       3,272,500
                                                                                     -----------

                MEDICAL/ETHICAL
                  DRUGS - 5.23%
       97,000   Elan PLC, ADR +.................................................       5,626,000
       40,000   Pfizer Inc......................................................       2,750,000
       70,000   Sequus Pharmaceuticals
                  Inc.+.........................................................       1,303,750
                                                                                     -----------
                                                                                       9,679,750
                                                                                     -----------

                MEDICAL/HEALTH
                  MAINTENANCE - 1.82%
       10,000   Compdent Corp.+.................................................         352,500
       90,000   Healthsource Inc.+..............................................       3,015,000
                                                                                     -----------
                                                                                       3,367,500
                                                                                     -----------

                MEDICAL/HOSPITAL - 1.47%
       20,000   Columbia / Hca Healthcare
                  Corp..........................................................       1,112,500
       20,000   Health Management
                  Associates +..................................................         602,500
       20,000   Universal Health Services
                  Inc.+.........................................................         997,500
                                                                                     -----------
                                                                                       2,712,500
                                                                                     -----------

                MEDICAL/INSTRUMENTS - 2.44%
        5,000   Hologic Inc.+...................................................     $   241,250
       60,000   Idexx Labs Inc.+................................................       3,015,000
       20,000   Spine Tech Inc.+................................................         530,000
       15,000   Thermotrex Corp.+...............................................         729,375
                                                                                     -----------
                                                                                       4,515,625
                                                                                     -----------

                MEDICAL/OUTPATIENT/
                  HOME CARE - 4.14%
       30,000   Genesis Health Ventures
                  Inc.+.........................................................       1,263,750
       15,000   Medpartners/ Mullikin Inc.+.....................................         540,000
       45,000   Physician Reliance
                  Network Inc.+.................................................       2,047,500
       83,000   Renal Treatment
                  Centers Inc.+.................................................       3,797,250
                                                                                     -----------
                                                                                       7,648,500
                                                                                     -----------

                MEDICAL/PRODUCTS - 7.23%
       70,000   Boston Scientific Corp.+........................................       3,587,500
       35,000   Nellcor Puritan Bennett
                  Inc.+.........................................................       2,170,000
       50,800   Quintiles Transnational
                  Corp.+........................................................       2,730,500
       63,200   Thermo Cardiosystems Inc.+......................................       4,676,800
       10,000   Utah Med Probf Inc.+............................................         208,750
                                                                                     -----------
                                                                                      13,373,550
                                                                                     -----------

                METAL ORES/GOLD/SILVER - 2.14%
       30,000   Firstmiss Gold Inc.+............................................         810,000
       30,000   Newmont Mining Corp.............................................       1,680,000
       90,000   Santa Fe Pacific Gold
                  Corp..........................................................       1,473,750
                                                                                     -----------
                                                                                       3,963,750
                                                                                     -----------

                OIL & GAS/DRILLING - 2.94%
       70,000   Diamond Offshore
                  Drilling Inc.+................................................       2,668,750
       60,000   Sonat Offshore Drilling
                  Inc...........................................................       2,767,500
                                                                                     -----------
                                                                                       5,436,250
                                                                                     -----------

                OIL & GAS/FIELD SERVICES - 0.99%
       55,000   Tidewater Inc...................................................       1,821,875
                                                                                     -----------

                OIL & GAS/REFINING/
                  MARKETING - 0.36%
       40,000   World Fuel Services Corp........................................         675,000
                                                                                     -----------

                PAPER/PAPER PRODUCTS - 0.18%
       15,000   Thermo Fibertek Inc.+...........................................         326,250
                                                                                     -----------




The accompanying notes are an integral part of this statement.

-----------------------------------------------------------------------------------------------
       SHARES                                                                        MARKET
        HELD                                                                         VALUE
-----------------------------------------------------------------------------------------------
                REAL ESTATE/OPERATIONS - 0.63%
       40,000   Central Parking Corp............................................     $  1,155,000
                                                                                     ------------

                RETAIL/APPAREL & SHOE - 5.10%
      153,300   Gadzooks Inc.+..................................................        3,813,337
       35,000   Just For Feet Inc.+.............................................        1,089,375
       65,000   Nike Inc........................................................        4,533,750
                                                                                     ------------
                                                                                        9,436,462
                                                                                     ------------

                RETAIL/DISCOUNT &
                  VARIETY - 0.10%
        5,000   Dollar Tree Stores Inc.+........................................          176,250
                                                                                     ------------

                RETAIL/MAJOR DISCOUNT
                  CHAINS - 1.35%
       60,000   Sears Roebuck & Co..............................................        2,490,000
                                                                                     ------------

                RETAIL/MISCELLANEOUS/
                  DIVERSIFIED - 0.88%
        5,000   Baby Superstore Inc.+...........................................          242,500
       35,000   Bed, Bath, & Beyond Inc.+.......................................        1,389,063
                                                                                     ------------
                                                                                        1,631,563
                                                                                     ------------

                RETAIL/WHOLESALE/BUILDING
                  PRODUCTS - 0.51%
       23,500   Hughes Supply Inc...............................................          675,625
       10,800   Orchard Supply Hardware+........................................          267,300
                                                                                     ------------
                                                                                          942,925
                                                                                     ------------

                RETAIL/WHOLESALE OFFICE
                  SUPPLIES - 1.30%
       27,000   Boise Cascade Office
                  Products Corp.+...............................................        1,390,500
       20,000   Viking Office Products Inc.+....................................        1,020,000
                                                                                     ------------
                                                                                        2,410,500
                                                                                     ------------

                SOAP/CLEANING
                  PREPARATION - 0.49%
       25,000   USA Detergents Inc.+............................................          900,000
                                                                                     ------------

                STEEL/PRODUCERS - 0.09%
       10,000   Chaparral Steel Co..............................................          157,500
                                                                                     ------------

                TELECOMMUNICATIONS/
                  EQUIPMENT - 2.24%
       25,000   Aspect Telecommunications
                  Corp.+........................................................          925,000
       45,000   Cable Design Technologies
                  Corp.+........................................................        1,980,000
       36,500   MRV Communications Inc.+........................................        1,241,000
                                                                                     ------------
                                                                                        4,146,000
                                                                                     ------------

                TELECOMMUNICATIONS/
                SERVICES-MISCELLANEOUS - 0.47%
       20,000   Sprint Corp.....................................................          862,500
                                                                                      -----------

                TEXTILE/APPAREL
                MANUFACTURING - 2.09%
       60,000   Nautica Enterprises Inc.+.......................................        2,340,000
       40,000   Tommy Hilfiger Corp.+...........................................        1,520,000
                                                                                     ------------
                                                                                        3,860,000
                                                                                     ------------

                Total Common Stocks
                  (cost $183,744,247)...........................................      204,377,331
                                                                                     ------------

-------------
     CONTRACT
      VALUE
-------------
                REPURCHASE AGREEMENT - 1.41%
   $2,603,980   Repurchase Agreement dated
                  1/31/96 with State Street Bank
                  and Trust Co., 5.00%, due
                  2/01/96, collateralized by
                  United States Treasury Bill
                  Discount Note, due 10/17/96
                  (market value $2,660,289)
                  (repurchase proceeds $2,604,342)
                  (cost $2,603,980).............................................        2,603,980
                                                                                     ------------

                TOTAL INVESTMENTS AND
                  REPURCHASE AGREEMENT--
                  111.96%
                  (cost $186,348,227)...........................................      206,981,311
                OTHER ASSETS LESS
                  LIABILITIES--(11.96)%..........................................     (22,114,220)
                                                                                     ------------
                NET ASSETS--100.00%                                                  $184,867,091
                                                                                     ============

+ Non-income producing security.




The accompanying notes are an integral part of this statement.

--------------------------------------------------------------------------------
THE NEW USA MUTUAL FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (cost $183,744,247) (Note 1)..................................................     $204,377,331
Repurchase agreement (Note 1)...................................................        2,603,980
                                                                                     ------------
Total investments and repurchase
  agreement.....................................................................      206,981,311
                                                                                     ------------
Receivable for securities sold..................................................       10,187,793
Receivable for Fund shares sold.................................................          118,842
Deferred organization expenses -
  net (Note 1)..................................................................           84,292
Prepaid expenses................................................................           17,042
Dividends receivable............................................................           13,702
Interest receivable.............................................................              362
                                                                                     ------------
      Total Assets..............................................................      217,403,344
                                                                                     ------------
LIABILITIES:
Payable for securities purchased................................................       17,165,788
Borrowing under line of
  credit (Note 5)...............................................................       14,000,000
Payable for Fund shares redeemed................................................          922,131
Investment management fee
  payable (Note 2)..............................................................          154,225
Distributor fee payable (Note 2)................................................           92,861
Administration fee payable (Note 2).............................................           32,597
Other accrued expenses and
  liabilities...................................................................          168,651
                                                                                     ------------
      Total Liabilities.........................................................       32,536,253
                                                                                     ------------
NET ASSETS......................................................................     $184,867,091
                                                                                     ============
Net assets consist of:
Capital stock, $0.01 par value;
  200,000,000 shares authorized,
  12,842,466 shares issued
  and outstanding (Note 4)......................................................     $    128,425
Additional paid-in capital......................................................      149,397,566
Accumulated net investment income...............................................          469,484
Accumulated realized gain
  on investments - net..........................................................       14,238,532
Unrealized appreciation on
  investments - net.............................................................       20,633,084
                                                                                     ------------
NET ASSETS......................................................................     $184,867,091
                                                                                     ============
Net asset value and redemption
  price per share...............................................................     $      14.39
                                                                                     ============
Maximum offering price
  per share.....................................................................     $      15.15
                                                                                     ============

The accompanying notes are an integral part of this statement.

--------------------------------------------------------------------------------
THE NEW USA MUTUAL FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1):
Dividends (net of foreign withholding
  tax of $ 4,300)...............................................................     $   341,003
Interest........................................................................         304,563
Miscellaneous income............................................................           5,099
                                                                                     -----------
                                                                                         650,665
                                                                                     -----------

EXPENSES:
Investment management fees (Note 2).............................................       1,810,848
Distribution fees (Note 2)......................................................       1,086,509
Transfer agent fees.............................................................         334,957
Administration fees (Note 2)....................................................         176,122
Custodian fees..................................................................         160,051
Professional fees...............................................................         121,410
Amortization of deferred organization
expenses (Note 1)...............................................................          67,923
Directors' fees.................................................................          29,000
Reports to shareholders.........................................................          28,000
Registration fees...............................................................          22,717
Other expenses..................................................................         140,082
                                                                                     -----------
  Total expenses excluding
    interest....................................................................       3,977,619
  Interest expense (Note 5).....................................................         880,665
                                                                                     -----------
  Total expenses................................................................       4,858,284
                                                                                     -----------
Net investment loss.............................................................      (4,207,619)
                                                                                     -----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON SECURITIES, FUTURES
  AND SHORT SALES TRANSACTIONS
  (Notes 1 and 3):
Net realized gain (loss) from:
  Securities transactions.......................................................      58,524,683
  Futures transactions..........................................................        (165,035)
  Short sales transactions......................................................      (1,507,483)
Change in unrealized appreciation on
  investments - net.............................................................      12,032,523
                                                                                     -----------
Net realized and unrealized gain on
  securities, futures and short
  sales transactions............................................................      68,884,688
                                                                                     -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.....................................................     $64,677,069
                                                                                     ===========



The accompanying notes are an integral part of this statement.

--------------------------------------------------------------------------------
THE NEW USA MUTUAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                               YEAR ENDED        YEAR ENDED
                                                                            JANUARY 31, 1996  JANUARY 31, 1995
                                                                            ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss.......................................................   $ (4,207,619)     $ (1,294,497)
Realized gain (loss) on securities, futures,
  short sales and options transactions - net..............................     56,852,165       (10,159,394)
Change in unrealized appreciation
  on investments - net....................................................     12,032,523       (13,335,797)
                                                                             ------------      ------------
   Net increase (decrease) in net assets
    resulting from operations.............................................     64,677,069       (24,789,688)
                                                                             ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on securities, futures,
   short sales and options transactions...................................    (27,138,147)               --
                                                                             ------------      ------------

FROM FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from shares sold.............................................     12,165,690        14,368,662
Shares issued to shareholders in
  reinvestment of distributions...........................................     24,126,151                --
Payments for shares redeemed..............................................    (59,079,462)      (86,068,031)
                                                                             ------------      ------------
  Net decrease in net assets from Fund share transactions.................    (22,787,621)      (71,699,369)
                                                                             ------------      ------------
  Net increase (decrease) in net assets...................................     14,751,301       (96,489,057)
                                                                             ------------      ------------
NET ASSETS:
Beginning of year.........................................................    170,115,790       266,604,847
                                                                             ------------      ------------
End of year...............................................................   $184,867,091      $170,115,790
                                                                             ============      ============




The accompanying notes are an integral part of this statement.

--------------------------------------------------------------------------------
THE NEW USA MUTUAL FUND
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JANUARY 31, 1996
--------------------------------------------------------------------------------


CASH FLOWS PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
  Interest and dividends received ..............................................     $       885,716
  Expenses paid ................................................................          (4,774,371)
                                                                                     ---------------
   Net cash used for operating activities.......................................          (3,888,655)
                                                                                     ---------------

CASH FLOWS PROVIDED BY (USED FOR) INVESTING ACTIVITIES:
  Purchase of portfolio securities .............................................      (1,013,021,591)
  Sales and maturities of portfolio securities..................................       1,052,776,762
                                                                                     ---------------
   Net cash flows provided by investing activities .............................          39,755,171
                                                                                     ---------------

CASH FLOWS PROVIDED BY (USED FOR) FINANCING ACTIVITIES:
  Proceeds from borrowings .....................................................         147,260,000
  Payments against borrowings ..................................................        (133,260,000)
  Dividends and distributions paid (excluding reinvestment of
   dividends and distributions of $24,126,151) .................................          (3,011,996)
  Proceeds from capital stock shares sold ......................................          12,209,735
  Cost of capital stock shares redeemed ........................................         (59,064,255)
                                                                                     ---------------
   Net cash flows used for financing activities ................................         (35,866,516)
                                                                                     ---------------
NET DECREASE IN CASH ...........................................................                  --
CASH AT BEGINNING OF PERIOD ....................................................                  --
                                                                                     ---------------
CASH AT END OF PERIOD ..........................................................     $            --
                                                                                     ===============

RECONCILIATION OF NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS
  TO NET CASH FLOWS USED FOR
  OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ...........................     $    64,677,069
Net realized gain on investments................................................         (56,852,165)
Increase in unrealized appreciation ............................................         (12,032,523)
Accretion of discount on short-term securities..................................             (32,818)
Decrease in interest and dividends receivable ..................................             267,869
Decrease in prepaid expenses....................................................              61,470
Increase in accrued in expenses and other payables..............................              22,443
                                                                                     ---------------
  Net cash used for operating activities........................................     $    (3,888,655)
                                                                                     ===============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
  Cash paid during the period for interest......................................     $       880,665
                                                                                     ===============




The accompanying notes are an integral part of this statement.

--------------------------------------------------------------------------------
THE NEW USA MUTUAL FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              YEAR          YEAR         YEAR      APRIL 29, 1992*
                                                              ENDED         ENDED        ENDED         THROUGH
                                                           JANUARY 31,   JANUARY 31,  JANUARY 31,    JANUARY 31,
                                                              1996          1995         1994            1993
                                                              ----          ----         ----            ----
PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning of period..................     $  11.63      $  12.88     $  13.20     $  12.00
                                                           --------      --------     --------     --------
Income from investment operations:
     Net investment loss..............................        (0.37)        (0.15)       (0.14)       (0.01)
     Net realized and unrealized gain (loss) on
      securities, futures, short sales and options
      transactions....................................         5.54         (1.10)        1.27         1.21
                                                           --------      --------     --------     --------
Total from investment operations......................         5.17         (1.25)        1.13         1.20
Less distributions to shareholders from:
     Net realized gain on securities, futures,
      short sales and options transactions............        (2.41)           --        (1.45)          --
                                                           --------      --------     --------     --------
Total distributions...................................        (2.41)           --        (1.45)          --
                                                           --------      --------     --------     --------
Net asset value, end of period........................     $  14.39      $  11.63     $  12.88     $  13.20
                                                           ========      ========     ========     ========

TOTAL INVESTMENT RETURN (a)...........................        44.61%        (9.70)%       8.92%       10.00% (b)

RATIOS AND SUPPLEMENTAL DATA:
Ratio of interest expense to average net assets ......         0.49%           --           --           --
Ratio of distribution fees to average net assets......         0.60%         0.61%        0.51%        0.56% (c)
Ratio of net expenses (excluding interest expense
     and distribution fees) to average net assets.....         1.60%         1.51%        1.60%        1.65% (c)
                                                           --------      --------     --------     --------
Ratio of net expenses to average net assets ..........         2.69%         2.12%        2.11%        2.21% (c)(d)
                                                           ========      ========     ========     ========
Ratio of net investment loss to average net assets ...        (2.32)%       (0.63)%      (1.02)%      (0.18)%(c)(d)
Borrowings, end of period (000's).....................     $ 14,000            --           --           --
Average amount of borrowings outstanding
     during the period (000's)........................     $ 15,748 (e)        --           --           --
Average number of shares outstanding
     during the period (000's)........................       12,379 (e)        --           --           --
Average amount of borrowings per
     share during the period..........................     $   1.27 (e)        --           --           --
Portfolio turnover rate...............................       525.28%       344.45%      395.15%      280.66%
Net assets, end of period (000's).....................     $184,867      $170,116     $266,605     $295,590
-------------------------------------------------------------------------------------------------------------------

*     Commencement of operations.

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales charge were taken into account.

(b)   Non-annualized.

(c)   Annualized.

(d) For the period April 29, 1992 through January 31, 1993, the Manager reimbursed expenses in the amount of $254,725. Had the Manager not reimbursed expenses for that period the annualized ratio of net operating expenses to average net assets and the annualized ratio of net investment loss to average net assets would have been 2.35% and (0.31)%, respectively.

(e)   Averages computed on a weighted average daily basis.



The accompanying notes are an integral part of this statement.

--------------------------------------------------------------------------------
THE NEW USA MUTUAL FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     New USA Mutual Funds, Inc. (the "Company"), a Maryland corporation, was organized on December 30, 1991 as a diversified, open end management investment company registered under the Investment Company Act of 1940, as amended. The Company has established one fund series to date: The New USA Mutual Fund (the "Fund"), which commenced operations on April 29, 1992. O'Neil Data Systems, Inc. is the parent company of William O'Neil + Co. Incorporated (WON + Co.) (the Fund's "Distributor") and New USA Research & Management Co. (the Fund's "Manager"). The Fund seeks capital growth by investing under normal market conditions the majority of its assets in common stock of companies that are exhibiting accelerating earnings growth and are expected to continue to achieve superior growth in earnings and/or revenues.

     The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation: Portfolio securities listed on national securities exchanges are valued at the last sale price on the business day as of which such value is being determined or, lacking any sales, at the closing bid price on such day. Portfolio securities traded in the over-the-counter market are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Directors of the Company shall determine in good faith to reflect the security's fair value. Index options are valued at the last sale price or, in the absence of a sale, the last bid price. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value. Portfolio securities for which market quotations are not readily available are valued as determined in good faith by or under the direction of the Board of Directors.

Index Futures Contracts: The Fund may purchase or sell index futures contracts for the purpose of hedging the market risk on existing portfolio holdings or the intended purchase of securities. Futures contracts are contracts to buy or sell units of an index at a specified date at a price agreed upon when the contract is made. Upon entering into a contract, the Fund deposits with its custodian or broker an amount of "initial margin" of cash and liquid assets to guarantee delivery and payment of the futures contract. Subsequent payments to and from the broker, called "variation margin", are made on a daily basis as the value of the contract fluctuates. Such receipts or payments are recorded by the Fund as unrealized gains or losses. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. As of January 31, 1996, there were no futures contracts held.

Options on Indices: The Fund may purchase call and put options on any securities indices for hedging purposes only. To hedge the Fund's portfolio against a decline in value, the Fund may buy puts on stock indices; to hedge against increases in equity price pending investment in additional equities, the Fund may buy calls on stock indices. Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment, and subsequently marked-to-market to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased call or put option, the Fund will realize a gain or loss based on the change in the value of the index. As of January 31, 1996, there were no options contracts held.

Short Sales: The Fund may engage in short sale transactions. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore must subsequently purchase the same security. Upon entering into a short sale, the Fund must leave the proceeds from the short sale with the broker, and must also deposit with the broker a certain amount of cash or U.S. Government securities to collateralize its obligation to replace the borrowed securities which have been sold. In addition, the Fund must deposit cash or U.S. Government securities as collateral in a segregated account with its custodian in an amount such that the value of both collateral deposits is at all times equal to 100% of the current market value of the securities sold short. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a capital loss, and if the price declines during this period, the Fund will realize a capital gain. The Fund may also sell securities short "against the box" in which it owns, or has the right to acquire at no additional cost, securities identical to those sold short. As of January 31, 1996, there were no open short sales.

Security Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

Dividends and Distributions to Shareholders: The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations which may differ from the generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and excise tax regulations.

Federal Income Taxes: It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Deferred Organization Expenses: Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

Repurchase Agreements: A repurchase agreement is an instrument under which the purchaser acquires a security but agrees at the time of purchase to sell back the security to the seller at an agreed-upon date, price and interest rate. It is the policy of the Fund that the custodian takes possession of the underlying collateral securities. Collateral is marked-to-market daily to ensure that the market value of the underlying assets, including accrued interest is at least equal to the value of the seller's repurchase obligation. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses. These losses would equal the contract value of the repurchase agreement and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with commercial banks and registered broker/dealers deemed to be creditworthy by the Manager and only with respect to obligations of the U.S. government or its agencies. Refer to the Fund's Schedule of Investments for the contract value of repurchase agreements and accrued interest as of January 31, 1996.

Use of Estimates: The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund.

2. AGREEMENTS WITH AFFILIATES AND OTHER PARTIES

     Under the terms of the Investment Management Agreement (the

"Management Agreement") between the Fund and the Manager, the Manager has agreed to provide investment management and advisory services, subject to the policies and control of the Board of Directors. The Management Agreement also requires the Manager to provide the Fund with office space and certain administrative services and provide the personnel needed by the Fund with respect to the Manager's responsibilities under the Management Agreement with the Fund. For these services and facilities, the Fund pays the Manager a management fee, computed and accrued daily and paid monthly, based upon the average daily net assets of the Fund at the following annual rates: 1% on the first $500 million of net assets and 0.75% on net assets exceeding $500 million.

     Certain states in which shares of the Fund are qualified for sale impose limitations on expenses (including management fees) of the Fund. The most restrictive annual expense limitation requires that the Manager reimburse the Fund to the extent that expenses exceed 2.5% of the Fund's first $30 million of average net assets, 2.0% of the Fund's next $70 million of average net assets, and 1.5% of the average net assets in excess of $100 million, subject to a formula that permits the Fund to exclude certain expenses from that calculation. There was no reimbursement of expenses by the Manager for the year ended January 31, 1996.

     Any deferrals made by the Manager in its fees and any payments by the Distributor of Rule 12b-1 expenses are subject to recoupment or reimbursement by the Fund within the following three fiscal years, provided the Fund is able to effect such recoupment or reimbursement and remain in compliance with applicable expense limitations, provided the Manager is still at that time serving in such capacity and provided the payment of such expenses (or the recoupment of such fee) would not affect the Fund's tax status or otherwise have an adverse tax impact on the Fund or its shareholders.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Fund to compensate the Distributor for services provided and expenses incurred by it in promoting the sale of shares of the Fund, reducing redemptions, or maintaining or improving services provided to shareholders by the Distributor or dealers. The Plan provides for monthly payments by the Fund to the Distributor, subject to the authority of the Fund's Board of Directors to reduce the amount of payments or to suspend the Plan for such periods as they may determine. The amount of any such reimbursement by the Fund is limited under the Plan to 0.25% for service fees and 0.75% for all other permissible distribution expenses of the Fund's average net assets annually, and is also subject to state expense limitations.

     The Distributor acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. For the year ended January 31, 1996, the Distributor earned $54,744 in underwriting and broker commissions on sales of the Fund's shares. Additionally, the Distributor earned $355,695 in soft dollar commissions as broker on trades of portfolio securities for the year ended January 31, 1996.

     The Fund has entered into an Administration Agreement with State Street Bank and Trust Company (the Fund's "Administrator") dated May 1, 1993. The Administrator performs, or arranges for the performance of, certain administrative services for the Fund, including maintaining the books and records of the Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations. For these services, the Fund pays the Administrator a fee at an annual rate of 0.08% of the Fund's average daily net assets up to $125 million, 0.04% of the next $125 million, and 0.02% of those assets in excess of $250 million, subject to certain minimum requirements. Effective June 1, 1995, these fees were changed to 0.10% of the Fund's average daily net assets up to $125 million, 0.08% on the next $125 million, and 0.04% of those assets in excess of $250 million.

     Certain officers and/or directors of the Fund are officers and/or directors of O'Neil Data Systems, Inc., WON + Co. and/or New USA Research &
Management Co.

3. INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of investments, excluding short-term securities, for the year ended January 31, 1996, were $989,492,396 and $1,005,733,890, respectively. As of January 31, 1996, net unrealized appreciation for Federal income tax purposes aggregated $18,640,321 of which $20,298,394 related to appreciated securities and $1,658,073 related to depreciated securities. The aggregate cost of investments at January 31, 1996 for Federal income tax purposes was $188,340,990.

4. FUND SHARE TRANSACTIONS

     Proceeds and payments of Fund shares as shown in the Statements of Changes in Net Assets are the result of the following share transactions:

                                                                  YEAR ENDED           YEAR ENDED
                                                                  JANUARY 31,          JANUARY 31,
                                                                     1996                 1995
                                                                  -----------          -----------
Shares sold..................................................        809,986            1,186,780
Shares reinvested from
   distributions.............................................      1,691,876                   --
Less shares
   redeemed..................................................     (4,283,992)          (7,253,546)
                                                                   ---------            ---------
Net decrease
   in shares
   outstanding...............................................     (1,782,130)          (6,066,766)
                                                                   =========            =========

5. LINE OF CREDIT

     The Fund established a revolving line of credit with First Interstate Bank, enabling the Fund to borrow up to $30,000,000 with interest at either the prime rate minus 2% or the bank's adjusted cost of funds rate plus three-fourths of one percent (0.75%). In addition, the Fund is required to pay an annual fee of 0.125% of the unused portion on a quarterly basis. The average daily loan balance was $15,747,789, at a weighted average interest rate of 6.87%. The maximum loan outstanding during the year ended January 31, 1996 was $29,400,000.

6. CERTAIN RECLASSIFICATIONS

     In accordance with Statement of Position 93-2, the Fund has reclassified $781,106 from accumulated net investment income to additional paid-in capital. The Fund has also reclassified $5,458,209 from accumulated realized gain on investments-net to accumulated net investment income. These reclassifications have no impact on the net asset value of the Fund and are designed to present the Fund's capital accounts on a tax basis.

--------------------------------------------------------------------------------
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The New USA Mutual Fund:

         We have audited the accompanying statement of assets and liabilities of The New USA Mutual Fund (a portfolio constituting the New USA Mutual Funds, Inc.), including the schedule of investments, as of January 31, 1996, and the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1996 by correspondence with the custodian and brokers and the application of alternative procedures, when confirmations were not received from brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The New USA Mutual Fund as of January 31, 1996, the results of its operations and its cash flows for the year then ended, the changes in its net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.


Arthur Andersen LLP



Boston, Massachusetts
March 6, 1996

--------------------------------------------------------------------------------
THE NEW USA MUTUAL FUND
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------



If certain requirements are met, 1.83% of the ordinary distributions paid by The New USA Mutual Fund during 1995 qualifies for the deduction for dividends paid available to corporate shareholders only, pursuant to Internal Revenue Code
Section 243. Corporate shareholders should consult their tax advisor to determine if they qualify for this deduction.

NEW USA MUTUAL FUNDS, INC.
DIRECTORS AND OFFICERS

William J. O'Neil                   Chairman of the Board, Chief
                                    Executive Officer and Director
Jerry Dackerman                     Director
James H. Macklin                    Director
Jong S. Park, M.D.                  Director
Fredrick M. Russo, M.D.             Director
Lewis H. Stanton                    Director
Margaret R. Harries                 Senior Vice President and Secretary
David Ryan                          Senior Vice President
Natalie D. Carter                   Chief Financial Officer

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Investment Manager                  New USA Research & Management Co.
                                    12655 Beatrice Street
                                    Los Angeles, California  90066

Distributor                         New USA Mutual Funds Distributor
                                    A Division of
                                    William O'Neil + Co. Incorporated
                                    12655 Beatrice Street
                                    Los Angeles, California  90066

Administrator                       State Street Bank and Trust Company
                                    1776 Heritage Drive
                                    North Quincy, Massachusetts  02171

Transfer Agent                      State Street Bank and Trust Company
                                    1776 Heritage Drive
                                    North Quincy, Massachusetts  02171

Auditors                            Arthur Andersen LLP
                                    One International Place
                                    Boston, Massachusetts  02110

Legal Counsel                       Gibson, Dunn & Crutcher
                                    333 South Grand Avenue
                                    Los Angeles, California  90071

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares, when redeemed, may be worth more or less than their original cost.

                                                      NEW USA MUTUAL FUNDS, INC.
                                                                  1-800-222-2872


                           NEW USA MUTUAL FUNDS, INC.





                            THE NEW USA MUTUAL FUND
                                   --------
                                 ANNUAL REPORT
                                   --------
                                JANUARY 31, 1996